Other Assets - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other current assets
Customer financing receivables, net	$ 151,360	$ 109,773
Other receivables	65,891	104,689
Prepaid royalties	59,596	65,375
Value added tax receivable	49,962	37,623
Prepaid expenses	30,977	36,838
Other	49,734	70,429
Total other current assets	$ 407,520	$ 424,727